Inventories	12 Months Ended
Dec. 31, 2016
Inventories
Inventories

6.      Inventories

The following is a summary of Inventories:

	As of December 31,
	2015	2016
	RMB	RMB
General merchandise	990,063	673,477
Packing materials and others	9,218	3,146
Less: Inventory write down	(33,771)	(30,507)

Total	965,510	646,116